FINANCIAL INSTRUMENTS (Details 3) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Bills receivables					¥ 8,500
Derivative financial liabilities	$ 608	¥ 4,419			824
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Bills receivables
Derivative financial liabilities
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Bills receivables					8,500
Derivative financial liabilities	608	4,419			824
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Bills receivables
Derivative financial liabilities